Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (24.4%)
Alphabet, Inc. - Class A	369,415	106,229
Alphabet, Inc. - Class C	64,357	18,461
Meta Platforms, Inc. - Class A	165,913	94,924
Netflix, Inc. *	864,753	83,146
The Walt Disney Co.	320,746	30,914
Total		333,674

Consumer Discretionary (16.8%)
Alibaba Group Holding, Ltd., ADR	10,814	1,357
Amazon.com, Inc. *	355,044	73,945
NIKE, Inc. - Class B	176,511	9,323
Starbucks Corp.	212,853	19,069
Tesla, Inc. *	291,873	108,504
Yum China Holdings, Inc.	79,173	3,862
Yum! Brands, Inc.	87,334	13,579
Total		229,639

Consumer Staples (3.1%)
Monster Beverage Corp. *	574,213	41,607
Total		41,607

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Financials (7.4%)
Block, Inc. - Class A *	160,423	9,654
FactSet Research Systems, Inc.	33,251	7,215
PayPal Holdings, Inc.	145,503	6,581
SEI Investments Co.	189,194	14,846
Visa, Inc. - Class A	207,350	62,670
Total		100,966

Health Care (12.1%)
Illumina, Inc. *	66,403	8,185
Intuitive Surgical, Inc. *	38,529	17,762
Novartis AG, ADR	126,095	19,261
Novo Nordisk A/S, ADR	402,541	14,793
Regeneron Pharmaceuticals, Inc.	43,393	33,527
Roche Holding AG, ADR	287,087	14,271
Thermo Fisher Scientific, Inc.	33,063	16,251
Vertex Pharmaceuticals, Inc. *	91,705	40,950
Total		165,000

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Industrials (7.3%)
The Boeing Co. *	323,342	64,355
Deere & Co.	30,041	16,922
Expeditors International of Washington, Inc.	126,186	18,074
Total		99,351

Information Technology (27.2%)
Autodesk, Inc. *	126,260	30,227
Microsoft Corp.	133,089	49,265
NVIDIA Corp.	908,239	158,397
Oracle Corp.	371,831	54,700
QUALCOMM, Inc.	95,618	12,314
Salesforce, Inc.	127,767	23,850
Shopify, Inc. - Class A *	309,050	36,659
Workday, Inc. - Class A *	44,340	5,761
Total		371,173

Total Common Stocks (Cost: $626,456)		1,341,410

Total Investments (98.3%) (Cost: $626,456)@		1,341,410

Other Assets, Less Liabilities (1.7%)		23,829

Net Assets (100.0%)		1,365,239

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $626,456 and the net unrealized appreciation of investments based on that cost was $714,954 which is comprised of $749,600 aggregate gross unrealized appreciation and $34,646 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,341,410	$—	$—

Total Assets:	$1,341,410	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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